Summary of Significant Accounting Policies (Details)	12 Months Ended
	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 SGD ($) shares	Oct. 31, 2024 USD ($) shares	Oct. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Impairments	$ 0		$ 0
Advances from customers	$ 7,427,910		5,784,425
Recognized revenue			5,784,425
Contract liabilities term	12 months	12 months
Government subsidies	government subsidies
Government subsidies	$ 4,896		3,502	$ 20,922
Employee benefits	$ 84,913		$ 50,842	$ 54,551
Income tax examination, description	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.
Dilutive shares (in Shares) | shares	0	0	0
Cash and cash equivalents	$ 10,140,032		$ 6,862,970
Deposit insurance limit	76,852	$ 100,000
Total insured balance	$ 123,348
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	15.00%	15.00%		15.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	16.00%	16.00%	23.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	12.00%	12.00%	11.00%
Shipboard Exhaust Gases Capture Technologies [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 422,840
SINGAPORE
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 9,723,474		$ 5,754,599
One Related Party Supplier [Member] | Supplier Concentration Risk [Member] | Purchase Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	28.00%	28.00%	32.00%	24.00%
One Related Party Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	33.00%	33.00%	69.00%
Two Related Party Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	31.00%	31.00%	24.00%
Third Related Party Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	19.00%	19.00%